Prepaid expenses and deposits (Details)	12 Months Ended
	Dec. 31, 2021 CAD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Prepaid expenses and deposits (Details)
Prepaid Expenses	$ 74,270		$ 77,532
Aircraft Deposit		$ 191,166	0
Total		$ 265,436	$ 77,532